Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Income taxes at The Netherlands statutory rate, rate			25.00%	25.00%	25.00%
Income tax (benefit) expense related to 2006 and 2004 Notes			$ 5,641	$ 1,312	$ (31,760)
Valuation allowance, deferred tax assets			3,703	602
Increase (release) of valuation allowance, deferred tax asset			(300)
Unrecognized tax benefit, net			16,700	16,000
Unrecognized tax benefits that would impact effective tax rate			16,700	14,000
Unrecognized tax benefits which may be realized			6,800
Recognized interest (income) expense			300	(300)	(1,700)
Accrued interest included in accrued and other liabilities			1,400	1,100
Deferred tax liability			43,084	82,753
Total foreign net operating losses			264,200	270,100
Valuation allowance amounts			3,400
Earnings retained by subsidiaries and equity accounted investments			333,600
Undistributed earnings not permanently reinvested			20,100	20,100
Deferred tax liabilities on unremitted earnings of certain subsidiary			902	1,064
Netherlands
Operating Loss Carryforwards [Line Items]
Income tax (benefit) expense related to 2006 and 2004 Notes				(2,600)	$ (4,600)
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			110,300	120,800
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			153,900	149,300
Foreign Tax Authority | 2014 Acquisitions
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				9,300
Foreign Tax Authority | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 103,500
Intercompany Transaction
Operating Loss Carryforwards [Line Items]
Valuation allowance, deferred tax assets						$ 3,900
Increase (release) of valuation allowance, deferred tax asset		$ (1,900)
Cash convertible notes
Operating Loss Carryforwards [Line Items]
Valuation allowance, deferred tax assets				$ 3,000
Increase (release) of valuation allowance, deferred tax asset	$ (3,000)